Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Loans Payable

Note 8 - Loans Payable

Loans payable consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Loans principal amount	$791,759	$877,316
Accrued interest	131,706	92,330
Loans payable	$923,465	$969,646

Trillium Partners LP

On June 16, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $12,500. The loan and accrued interest was due on December 31, 2020. Interest accrued at the rate of 10% per annum. The outstanding balances at December 31, 2021 was $12,500 with accrued interest of $1,928. In February 2022, principal of $12,500, accrued interest of $2,068, and conversion fees of $2,800 were converted into 21,710,613 shares of common stock. During the six months ended June 30, 2022, the Company incurred additional interest expense of $31,024 from such conversion into common stock. As of June 30, 2022, the principal balance and accrued interest is $0.

On September 14, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $12,250. The loan and accrued interest was due on March 14, 2021. Interest accrued at the rate of 10% per annum. The outstanding balances at December 31, 2021was $12,250 with accrued interest of $1,225. In February 2022, principal of $12,250, accrued interest of $1,639, and conversion fees of $1,800 were converted into 39,222,875 shares of common stock. During the six months ended June 30, 2022, the Company incurred additional interest expense of $68,755 from such conversion into common stock. As of June 30, 2022, the principal balance and accrued interest is $0.

On September 18, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $15,000. The loan and accrued interest was due on March 18, 2021. Interest accrues at the rate of 10% per annum. The outstanding balances at December 31, 2021 and 2020 were $15,000 for both periods, with accrued interest of $1,927 and $378 at December 31, 2021 and 2020, respectively. In February 2022, principal of $15,000, accrued interest of $3,520, and conversion fees of $1,400 were converted into 37,400,688 shares of common stock. During the six months ended June 30, 2022, the Company incurred additional interest expense of $61,445 from such conversion into common stock. As of June 30, 2022, the principal balance and accrued interest is $0.

On June 16, 2022, the Company received proceeds related to a loan with Trillium Partners LP in the amount of $100,000. The loan and accrued interest were due on demand. Interest accrues at the rate of 3% per annum. As of June 30, 2022, the principal balance and accrued interest is $100,000 and $307, respectively.

Clear Finance Technology Corporation (“Clearbanc”)

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a capital advance agreement with Clearbanc, an e-commerce platform provider. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $227,517 with Clearbanc. During the year ended December 31, 2021, the Company has received $526,620 and repaid back $577,507 related to this capital advance agreement. The loan or advance is non-interest bearing and due on demand. As of December 31, 2021, the outstanding balance is $200,930 including accrued interest of $24,300. During the six months ended June 30, 2022, the Company has received $297,500 and repaid back $356,698 related to this capital advance agreement. As of June 30, 2022, the outstanding balance is $141,732.

Shopify

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a capital advance agreement with Shopify, an e-commerce platform provider with a remittance rate of 7%. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $359,774 with Shopify. During the year ended December 31, 2021, the Company has received $133,202 and repaid back $472,384 related to this capital advance agreement. The loan or advance is non-interest bearing, due on demand and are secured by all of the assets of Aphrodite’s Marketing. As of December 31, 2021, the outstanding balance is $30,592 including accrued interest of $10,000. During the six months ended June 30, 2022, the Company has received $196,100 and repaid back $129,354 related to this capital advance agreement. As of June 30, 2022, the outstanding balance is $97,338.

Jonathan Foltz

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Jonathan Foltz, the President and CEO of Digital Age Business. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $75,500 with Jonathan Foltz. During the year ended December 31, 2021, the Company has received $31,636 and repaid back $25,000 related to this loan. The loan is non-interest bearing and due on demand. As of December 31, 2021, the outstanding balance is $82,136. During the six months ended June 30, 2022, the Company has received $2,000 and repaid back $3,354 related to this loan. Additionally, during the six months ended June 30, 2022, Nationwide (see below) has assumed $65,513 of this loan. As of June 30, 2022, the outstanding balance is $15,269.

Digital Age Business

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Digital Age Business. Jonathan Foltz is the President and CEO of Digital Age Business. The loan is non-interest bearing and due on demand. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $113,500 with Digital Age Business. During the year ended December 31, 2021, the Company repaid back $71,013 related to this loan. As of December 31, 2021, the outstanding balance is $42,487. During the six months ended June 30, 2022, the Company has repaid back $2,000 related to this loan. Additionally, during the six months ended June 30, 2022, Nationwide (see below) has assumed $40,487 of this loan. As of June 30, 2022, the outstanding balance is $0.

Nationwide Transport Service, LLC (“Nationwide”)

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has loan agreements with Nationwide dated in October 2020 and November 2020. Nationwide is owned by the father of Jonathan Foltz. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $545,720 with Nationwide. Aphrodite’s Marketing did not make the required installment payments pursuant to the loan agreements from December 2020 to February 2021 and as such these loans are currently in default. Interest on defaulted amount ranges from 1% to 3% per month. During the year ended December 31, 2021, the Company repaid back $30,000 related to this loan. As of December 31, 2021, the outstanding balance is $573,750 including accrued interest of $58,030. During the six months ended June 30, 2022, the Company has repaid back $150,000 related to this loan. Additionally, during the six months ended June 30, 2022, Nationwide has assumed a total of $106,000 of loans related to Digital Age Business and Jonathan Foltz (see above). As of June 30, 2022, the outstanding balance is $569,124 including accrued interest of $131,706.

Note 8 - Loans Payable

Loans payable consisted of the following:

	December 31, 2021	December 31, 2020

Principal amount of loans	$877,316	$312,300
Accrued interest	92,330	-
Loans payable	$969,646	$312,300

Fife, Typenex and Iliad

In December 2012, the Company entered into a $325,000 convertible note with Fife consisting of three tranches to be drawn down with the first tranche totaling $125,000, including $25,000 in loan costs and additional two tranches totaling $200,000. The note bore a 5% annual interest rate and matures eighteen months from the date of issuance. The note was convertible into shares of the Company’s common stock based on 70% of the average of the three lowest closing prices of the common stock for the proceeding 15 consecutive trading days immediately prior to the conversion. During 2013, the conversion price was fixed at $0.005 per share. As of December 31, 2012, the Company only drew down the first tranche totaling $125,000. On February 11, 2013, April 5, 2013, April 23, 2013, and July 1, 2013, the Company drew down an additional $250,000.

On September 5, 2014, the Company, Fife, Typenex and Iliad Research and Trading, LLP (“Iliad”) entered into an Assignment and Assumption Agreement and Note Purchase Agreement (the “Note Purchase Agreement”) whereby Iliad acquired all of Fife’s and Typenex’s right, title, obligations and interest in, to and arising under the Company notes (as defined in the Note Purchase Agreement) and the Note Purchase Documents (as defined in the Note Purchase Agreement).

On October 17, 2014, the Company entered into a financing arrangement with Iliad to provide additional financing in the amount of up to $450,000 through the issuance of a Secured Convertible Promissory Note (the “Note”). The Company agreed to cover Iliad’s legal, accounting and other related fees in the amount of $5,000, which was included in the principal balance of the Note. The Note accrued interest at the rate of 8% per annum until the Note was paid in full. Monies were to be drawn in eight tranches with the initial tranche in the amount of $105,000, and the remaining balance of $350,000 in seven tranches of $50,000 each. The Company drew down the initial tranche on October 17, 2014. The Note had a maturity date of July 17, 2016. The Company continued to negotiate with the lender.

Beginning nine months after October 17, 2014 and on the same day each month thereafter, the Company was to make an installment payment, based upon the unpaid balance. At the option of the Company, payments may be made in cash or by converting the installment amount into shares of the Company’s common stock. The conversion price was equal to the lesser of (i) $0.0005 per share and (ii) 67.5% of the average of the three lowest closing bid prices in the 15 trading days immediately preceding the conversion. The Company had the right to prepay the Note at 135% of the outstanding balance at the time of prepayment.

In August 2020, the Company and Iliad entered into a Settlement Agreement. Under the terms of the Agreement, the Company and Iliad agreed to settle approximately $474,000 of convertible debt and accrued interest for a total of $300,000 in a note to be paid in monthly installments of $50,000 beginning September 1, 2020.

During the year ended December 31, 2021, the Company fully paid the remaining balance of this loan. Accordingly, the outstanding balances at December 31, 2021 and 2020 were $0 and $150,000 respectively, with accrued interest of $0 for both periods.

111 Recovery Corp. and Vis Vires Group, Inc.

On April 30, 2015, the Company entered into an 8% convertible note in the amount of $33,000 with Vis Vires. The principal and accrued interest was payable on or before November 6, 2015. At the option of the Company, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note was convertible into shares of the Company’s common stock at a price equal to 60% of the average of the three lowest trading prices during the 10 days prior to the date of conversion or $0.00009, whichever was greater. During the year ended December 31, 2020, principal of $33,000 and accrued interest of $4,700 was converted into 9,015,614 shares of common stock. The outstanding balance at December 31, 2021 and 2020 was $0, with accrued interest of $13,000 at December 31, 2021 and 2020.

PPP Loan

On March 27, 2020, the Company received federal funding through the Paycheck Protection Program (the “PPP”) for the Coronavirus Aid, Relief and Economic Security (the “CARES Act”), administered by the U.S. Small Business Administration (“SBA”). The Company determined that it met the criteria to be eligible to obtain a loan under the PPP because, among other reasons, in light of the COVID-19 outbreak and the uncertainty of economic conditions related thereto, the loan was considered necessary to support the Company’s ongoing operations and retain all its employees. On April 17, 2020, the Company issued a promissory note to Columbia Bank in the principal aggregate amount of $18,608 (the “PPP Loan”). On September 5, 2020 the Paycheck Protection Program Flexibility Act was signed into law and extended the program until December 31, 2020.

Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of loan granted under the program. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. No assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part. The PPP Loan had a two-year term and bears interest at a rate of 0.98% per annum. Monthly principal and interest payments are deferred for nine months after the date of disbursement. The PPP Loan may be prepaid at any time prior to maturity with no prepayment penalties. Based on the September 5, 2020 the Paycheck Protection Program Flexibility Act, certain changes will need to be made to the original note, based on the new law. As of December 31, 2020, the PPP Loan was forgiven by the SBA.

During the year ended December 31, 2021, the Company received another PPP Loan in the amount of $18,291 under similar terms as the first loan. On February 17, 2021, the SBA authorized forgiveness of the outstanding principal balance of $18,291 and all accrued interest payable of the Company’s PPP loan. During the years ended December 31, 2021 and 2020, the Company recognized forgiveness of PPP Loan of $18,291 and $18,608, respectively, as reflected in the consolidated statements of operations.

Coyne Enterprises, Inc.

On May 23, 2019, the Company entered into a loan agreement with Coyne Enterprises, Inc. in the amount of $30,000. The term of the loan was for the period September 1, 2019 through November 30, 2019. The Company continues to negotiate the extension of this loan. Interest accrues at the rate of 6% per annum and is to be paid quarterly. Prepayment or partial payment can be made with no penalty. During the years ended December 31, 2020, the Company repaid the remaining outstanding balance of $15,000. The outstanding balances at December 31, 2021 and 2020 were $0 and $15,000, respectively, with accrued interest of $0 and $155 at December 31, 2021 and 2020, respectively.

RB Capital Partners, Inc.

On October 15, 2019, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note was payable on demand but had a period of twelve months. The principal and accrued interest was payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note was convertible into shares of the Company’s common stock at a fixed price of $0.001. During the year ended December 31, 2020, principal of $3,800 was converted into 3,800,000 shares of common stock.

On July 1, 2020, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note was payable on demand but had a period of twelve months. The principal and accrued interest was payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note was convertible into shares of the Company’s common stock at a fixed price of $0.50.

On August 10, 2020, the Company entered into a 10% convertible note in the amount of $25,000 with RB Capital Partners, Inc. The note was payable on demand but had a period of twelve months. The principal and accrued interest was payable on or before October 15, 2020. At the option of the Holder, but not before nine months from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The note was convertible into shares of the Company’s common stock at a fixed price of $0.50.

On November 11, 2020, RB Capital Partners, Inc. and the Company entered into an agreement whereas the Company agreed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 6,000,000 shares and pay the balance of these notes in the amount of $18,000. RB Capital Partners, Inc. agreed to release the Company of any remaining obligations on the remaining two notes of $25,000 each.

During the year ended December 31, 2021, the Company paid $6,000 to settle the remaining balance of this $12,000 loan. The outstanding balances due to RB Capital Partners, Inc. at December 31, 2021 and 2020 were $0 and $18,000, respectively, with accrued interest of $0 for both periods. The Company had committed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 3,000,000 shares at a later date.

Crown Bridge Partners, LLC

On October 29, 2019, the Company entered into a 10% convertible promissory note in the amount of $100,000 with Crown Bridge Partners, LLC. This note carried a prorated original issue discount of up to $8,000 to cover the Holder’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the note, which was included in the principal balance of this note. The holder paid $23,000 for the first tranche ($25,000 less $2,000 discount). The maturity date for each tranche funded was twelve (12) months from the effective date of each payment as well as any accrued and unpaid interest and other fees. Interest accrued at the rate of 10% per annum and was computed on the basis of a 365-day year and the actual number of days elapsed. Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate the of lesser of (i) 15% per annum and (ii) the maximum amount permitted under law from the due date thereof until the same was paid (the “Default Interest”). The Holder had the right from time to time to convert all or any part of the outstanding and unpaid principal, interest, penalties, and all other amounts under this note into fully paid and non-assessable shares of common stock.

The conversion price was 60% multiplied by the lowest trading price (representing a discount rate of 40%) during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this note. The conversion price was subject to a floor price of $0.000035.

During the year ended December 31, 2020, this debt was totally converted into common stock. The outstanding balances at December 31, 2021 and 2020 were $0 with accrued interest of $0 and $2,742 at December 31, 2021 and 2020, respectively.

Trillium Partners LP

On June 16, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $12,500. The loan and accrued interest was due on December 31, 2020. Interest accrues at the rate of 10% per annum. The outstanding balances at December 31, 2021 and 2020 were $12,500 with accrued interest of $1,928 and $363 at December 31, 2021 and 2020, respectively. In February 2022, principal of $12,500, accrued interest of $2,068, and conversion fees of $2,800 were converted into 21,710,613 shares of common stock.

On September 14, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $12,250. The loan and accrued interest was due on March 14, 2021. Interest accrues at the rate of 10% per annum. The outstanding balances at December 31, 2021 and 2020 were $12,250 for both periods with accrued interest of $1,225 and $0, respectively. In February 2022, principal of $12,250, accrued interest of $1,639, and conversion fees of $1,800 were converted into 39,222,875 shares of common stock.

On September 18, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $15,000. The loan and accrued interest was due on March 18, 2021. Interest accrues at the rate of 10% per annum. The outstanding balances at December 31, 2021 and 2020 were $15,000 for both periods, with accrued interest of $1,927 and $378 at December 31, 2021 and 2020, respectively. In February 2022, principal of $15,000, accrued interest of $3,520, and conversion fees of $1,400 were converted into 37,400,688 shares of common stock.

Clear Finance Technology Corporation (“Clearbanc”)

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a capital advance agreement with Clearbanc, an e-commerce platform provider. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $227,517 with Clearbanc. During the year ended December 31, 2021, the Company has received $526,620 and repaid back $577,507 related to this capital advance agreement. The loan or advance is non-interest bearing and due on demand. As of December 31, 2021, the outstanding balance is $200,930 including accrued interest of $24,300.

Shopify

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a capital advance agreement with Shopify, an e-commerce platform provider with a remittance rate of 7%. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $359,774 with Shopify. During the year ended December 31, 2021, the Company has received $133,202 and repaid back $472,384 related to this capital advance agreement. The loan or advance is non-interest bearing, due on demand and are secured by all of the assets of Aphrodite’s Marketing. As of December 31, 2021, the outstanding balance is $30,592 including accrued interest of $10,000.

Business Capital

The Company’s majority owned subsidiary, Aphrodite’s Marketing, had a loan with Business Capital. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $401,867 with Business Capital. During the year ended December 31, 2021, the Company repaid back $401,867 related to this loan. As of December 31, 2021, the outstanding balance is $0.

Jonathan Foltz

The Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Jonathan Foltz, the President and CEO of Digital Age Business (see Note 13). On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $75,500 with Jonathan Foltz. During the year ended December 31, 2021, the Company has received $31,636 and repaid back $25,000 related to this loan. The loan is non-interest bearing and due on demand. As of December 31, 2021, the outstanding balance is $82,136.

Nationwide Transport Service, LLC (“Nationwide”)

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has loan agreements with Nationwide dated in October 2020 and November 2020. Nationwide is owned by the father of Jonathan Foltz (see Note 13). On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $545,720 with Nationwide. Aphrodite’s Marketing did not make the required installment payments pursuant to the loan agreements from December 2020 to February 2021 and as such these loans are currently in default. Interest on defaulted amount ranges from 1% to 3% per month. During the year ended December 31, 2021, the Company repaid back $30,000 related to this loan. As of December 31, 2021, the outstanding balance is $573,750 including accrued interest of $58,030.

Digital Age Business

Through the Company’s majority owned subsidiary, Aphrodite’s Marketing, has a loan with Digital Age Business. Jonathan Foltz is the President and CEO of Digital Age Business (see Note 13) The loan is non-interest bearing and due on demand. On February 10, 2021, upon the acquisition of Aphrodite’s Marketing, the Company assumed an outstanding balance of $113,500 with Digital Age Business. During the year ended December 31, 2021, the Company repaid back $71,013 related to this loan. As of December 31, 2021, the outstanding balance is $42,487.